Income taxes - Unrecognized Tax Positions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Unrecognized Tax Benefits [Roll Forward]
Beginning balance	$ 138	$ 119	$ 173
Prior period tax positions:
Increases	0	18	45
Decreases	(11)	(3)	(14)
Current period tax positions	8	9	15
Settlements	(16)	(5)	(100)
Statute expiration	(13)	0	0
Ending balance	$ 106	$ 138	$ 119